Income Taxes - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Uncertain tax positions, interest and penalties	¥ 0	¥ 0
Tax positions, description	According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.
Operating loss carry forwards	¥ 128,664,000	¥ 124,257,000
Minimum [Member]
Income Tax Contingency [Line Items]
Income tax examination, year	2007
Maximum [Member]
Income Tax Contingency [Line Items]
Income tax examination, year	2014